UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-21422
                                                     ---------

                   Lotsoff Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (312)368-1442
                                                            -------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2007
                                              --------------

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                               ACTIVE INCOME FUND


                               SEMI-ANNUAL REPORT


                                 MARCH 31, 2007

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

Dear Shareholders:

We are pleased to present the semi-annual report of the Lotsoff Capital Management Micro Cap Fund (the "Fund") for the period ended March 31, 2007. Stocks in the Fund have very small capitalizations as the name indicates. U.S. micro cap stocks generally are considered to be those with a capitalization size of less than the 2,000 largest U.S. stocks, currently less than approximately $650 million in size. Based on the weighted average, the capitalization size of the Fund is approximately $320 million. The Fund uses the Russell Microcap(TM) Index as its primary benchmark. This Index is similar in capitalization size to the Fund which we believe gives investors a good benchmark for comparison.

The semi-annual period ended March 31, 2007 was a positive one for micro cap stocks on an absolute basis and relative to other market capitalization segments. The Russell Microcap(TM) Index returned 11.29%, while the Russell 2000(R) Index (small cap) returned 11.02% and the Standard & Poor's 500(R) Index (large cap) returned 7.38%. The Fund's return for the six-month period was 10.57%. For the one-year period ended March 31, 2007, the Fund's return was 0.21% and from the Fund's inception on November 7, 2003 through March 31, 2007, the Fund had an average annual total return of 10.90% while the Russell Microcap(TM) Index returned 11.02%. The Fund's total annual operating expenses are 1.29%. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SUCH THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-877-568-7633.

The performance of the Fund was led by the Materials, Staples, and Health Care sectors. These sectors each returned above 15% for the six-month period but represented only about 25% of the Fund. The Financials, Utilities, and Telecom Services sectors lagged all others with returns in each sector of less than 7.00% but all were positive. These sectors represented less than 25% of the Fund. In terms of adding performance relative to the benchmark, Health Care and Information Technology sectors did well, together adding about 1.75% above the benchmark. This amount was a little more than offset by the relative performance of other sectors, with the biggest underperformance resulting from the Consumer Discretionary sector, detracting over 1% from relative performance.

We believe our approach to managing the Fund is a fairly conservative one. We focus on long-term prospects for a company in terms of stock selection and on seeking to control risk in terms of the portfolio management. Our stock selection methodology looks for companies that we consider to be undervalued based on the projected cash flows of the company over a long period of time combined with various indicators that the company is moving toward improving value. The market environment of the past six months, on balance, was somewhat short term-oriented which

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

did not allow for a performance advantage by the Fund, but did not heavily penalize performance either. However, we believe the portfolio is well positioned for competitive long-term performance. Due to the limited focus of this Fund, it is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

The Fund is diversified both in terms of the number of stocks held and the sector weights. As of March 31, 2007, the Fund held about 534 stocks, with no position larger than 1.5% of the Fund. Thus, no company-specific event had a significant effect on performance. In addition, the portfolio sector allocation is very close to the sector allocation represented in the benchmark. In terms of average sector weights, no sector was over or under weighted more than 2.50%. This means that we did not take significant sector risk relative to the benchmark.

In conclusion, our focus in managing the Fund always will be on selecting companies we believe have the attributes that indicate a superior chance of being successful investments and on seeking to control risk to protect investors' capital. We thank you for the confidence and trust you place in us and we pledge to continue our hard work to bring value to our investors. Sincerely,



/s/Donald W. Reid

Donald W. Reid, Ph. D.
Director of Equity Research
Senior Portfolio Manager

The material is not authorized for use unless preceded or accompanied by a current prospectus.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

Dear Shareholders:

We are pleased to present the semi-annual report of the Lotsoff Capital Management Active Income Fund (the "Fund") for the period ended March 31, 2007. The Active Income Fund invests primarily in U.S. fixed income and floating rate securities, both investment grade and non-investment grade credit quality. The Fund engages in short-term transactions to take advantage of the spreads in the market between callable and non-callable debt, between low and high quality credit instruments, and between various maturities along the yield curve. THE FUND MAY UTILIZE INVESTMENT STRATEGIES THAT ARE CONSIDERED SPECULATIVE AND INVOLVE THE RISK OF LOSS OR SIGNIFICANT DEPRECIATION. THE FUND WILL ALSO ENGAGE IN SHORT-TERM TRADING WHICH INVOLVES ADDITIONAL TRANSACTION COSTS AND RISKS. THE FUND INVESTS IN SECURITIES OF ANY CREDIT RATING, INCLUDING BONDS RATED BELOW INVESTMENT GRADE. SUCH INVESTMENTS ARE SUBJECT TO GREATER CREDIT RISK AND HAVE A GREATER RISK OF DEFAULT.

The Fund underperformed its benchmark, the Citigroup 3-Month T-Bill Index, by 0.33% in the past six months. The Fund's return for this period was 2.18% while the return for the Index was 2.51%. The Fund's average annual total return since inception (November 8, 2005) as of March 31, 2007 was 4.58% as compared to 4.77% for the Citigroup 3-Month T-Bill Index. The Fund's total annual operating expenses are 1.00%. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SUCH THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-877-568-7633.

The Fund's investment strategy seeks to capture gains from changes in the direction of interest rates and to capture risk premiums from various credit market instruments. However, over the past six months, interest rates moved largely in a sidewise direction limiting the Fund's ability to gain from a trending market. We believe weakness in the housing market has caused investors to reassess default risk on mortgage credits. The Fund's underperformance can be primarily traced to a declining outlook for certain mortgage-related securities.

The Fund was unaffected by the weakest area of mortgage credit, the sub-prime sector, but its holdings in commercial mortgage-backed securities ("CMBS") did experience some price loss. The fundamentals in the CMBS market did not deteriorate. For instance, the cash flows on the properties remained high and the number of defaulting borrowers remained low. We believe that the favorable fundamentals will cause the market to reassess the CMBS market, and bring the sector back into favor again.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

The Federal Reserve remained concerned about higher inflation as reflected in its statement of risk bias. The economy has been growing below potential for over a year and we believe that the dampening effects from slower housing and higher oil prices have run their course. In our opinion, the economy has the potential to rebound to trend growth without the need for rate cuts from the Fed.

As the market begins to see the economy grow back to its trend rate, fears of a recession will fade and the Fund's performance should improve.


Sincerely,


/s/Robert J. Willemse

Robert J. Willemse, CFA
Portfolio Manager

This material is not authorized for use unless preceded or accompanied by a current prospectus.



                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                      MARCH 31, 2007 (UNAUDITED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      COMMON STOCKS                                                96.6%

                      ADVERTISING                                                   0.0%
         24,000       Traffix, Inc.                                                              $       132,960
                                                                                                 ---------------

                      AEROSPACE/DEFENSE                                             0.7%
         57,520       The Allied Defense Group, Inc.*                                                    491,796
         47,800       Herley Industries, Inc.*                                                           746,636
         41,800       LMI Aerospace, Inc.*                                                               778,734
                                                                                                 ---------------
                                                                                                       2,017,166
                                                                                                 ---------------


                      AGRICULTURAL PRODUCTS                                         0.1%
          5,300       Maui Land & Pineapple Co., Inc.*                                                   191,595
                                                                                                 ---------------

                      AIRLINES                                                      0.6%
         29,431       MAIR Holdings, Inc.*                                                               193,362
         47,400       Mesa Air Group, Inc.*                                                              356,922
         60,400       Pinnacle Airlines Corp.*                                                         1,044,316
                                                                                                 ---------------
                                                                                                       1,594,600
                                                                                                 ---------------

                      APPAREL                                                       3.1%
         22,700       Delta Apparel, Inc.                                                                394,980
        155,000       Hartmarx Corp.*                                                                  1,147,000
         12,100       Lacrosse Footwear, Inc.*                                                           186,340
         35,520       Lakeland Industries, Inc.*                                                         497,280
         36,400       Maidenform Brands, Inc.*                                                           839,748
         22,650       Perry Ellis International, Inc.*                                                   724,574
        115,200       Rocky Brands, Inc.*                                                              1,313,280
         30,500       Stride Rite Corp.                                                                  469,395
         17,900       Tandy Leather Factory, Inc.*                                                       128,880
         93,400       True Religion Apparel, Inc.*                                                     1,516,816
        212,700       Unifi, Inc.*                                                                       612,576
         24,300       Weyco Group, Inc.                                                                  631,314
                                                                                                 ---------------
                                                                                                       8,462,183
                                                                                                 ---------------

                      AUTO PARTS & EQUIPMENT                                        2.0%
         81,400       Accuride Corp.*                                                                  1,188,440
         20,600       Commercial Vehicle Group, Inc.*                                                    424,360
         32,100       Miller Industries, Inc.*                                                           700,101
         95,300       Noble International, Ltd.                                                        1,599,134
         38,850       Spartan Motors, Inc.                                                               901,709
         16,900       Strattec Security Corp.*                                                           751,712
                                                                                                 ---------------
                                                                                                       5,565,456
                                                                                                 ---------------



                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      BANKS                                                         9.0%
         48,300       Banco Latinoamericano de Exportaciones, S.A.+                              $       803,712
         13,940       C&F Financial Corp.                                                                612,663
         38,339       Capital Bank Corp.                                                                 661,348
         84,800       Center Financial Corp.                                                           1,676,496
         15,310       Columbia Bancorp                                                                   367,593
         36,500       Dearborn Bancorp, Inc.*                                                            637,655
         79,325       EuroBancshares, Inc.*                                                              718,685
          7,400       First Mariner Bancorp, Inc.*                                                       112,480
         16,186       First Mutual Bancshares, Inc.                                                      349,941
          5,400       First National Lincoln Corp.                                                        85,806
         62,300       First Regional Bancorp*                                                          1,850,310
         35,925       FNB Financial Services Corp.                                                       550,730
         39,200       FNB United Corp.                                                                   656,600
         23,600       Heritage Commerce Corp.                                                            601,564
         57,000       Intervest Bancshares Corp.*                                                      1,635,900
         29,100       ITLA Capital Corp.                                                               1,513,782
         28,760       Macatawa Bank Corp.                                                                529,184
         47,780       MainSource Financial Group, Inc.                                                   811,304
         37,800       Mercantile Bank Corp.                                                            1,227,744
         16,135       MidWestOne Financial Group, Inc.                                                   281,878
         46,500       Nara Bancorp, Inc.                                                                 814,215
         51,361       Nexity Financial Corp.*                                                            600,924
         20,720       Northrim BanCorp, Inc.                                                             612,276
         74,600       Oriental Financial Group, Inc.                                                     878,788
         17,622       Peoples Bancorp of North Carolina, Inc.                                            472,270
          1,531       Premier Financial Bancorp, Inc.                                                     24,909
         65,122       Republic First Bancorp, Inc.*                                                      838,771
         31,300       R-G Financial Corp.                                                                156,500
         36,900       Southwest Bancorp, Inc.                                                            947,961
         27,600       Taylor Capital Group, Inc.                                                         966,000
         72,300       Vineyard National Bancorp                                                        1,665,792
         17,284       Virginia Commerce Bancorp, Inc.*                                                   374,199
         20,025       Washington Banking Co.                                                             306,382
         29,300       Wilshire Bancorp, Inc.                                                             480,520
                                                                                                 ---------------
                                                                                                      24,824,882
                                                                                                 ---------------

                      BIOTECHNOLOGY                                                 6.3%
         80,000       ADVENTRX Pharmaceuticals, Inc.*                                                    200,000
         35,100       AEterna Zentaris, Inc.*                                                            132,678
         27,250       Anesiva, Inc.*                                                                     188,025
         37,000       Arena Pharmaceuticals, Inc.*                                                       401,820
         74,900       Ariad Pharmaceuticals, Inc.*                                                       336,301
        288,300       Arqule, Inc.*                                                                    2,150,718




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------




                      BIOTECHNOLOGY (CONTINUED)
        107,500       Barrier Therapeutics, Inc.*                                                $       741,750
         71,700       BioCryst Pharmaceuticals, Inc.*                                                    600,129
        100,000       Biomira, Inc.*                                                                     115,000
         72,950       BioSphere Medical, Inc.*                                                           536,912
        203,700       Cell Genesys, Inc.*                                                                855,540
        112,400       Coley Pharmaceutical Group, Inc.*                                                1,076,792
        304,900       Curis, Inc.*                                                                       463,448
         90,900       Cytokinetics, Inc.*                                                                632,664
        432,000       Entremed, Inc.*                                                                    648,000
        129,800       Enzon Pharmaceuticals, Inc.*                                                     1,057,870
        121,000       Exact Sciences Corp.*                                                              324,280
         40,800       Gene Logic, Inc.*                                                                   87,720
        119,600       Genitope Corp.*                                                                    496,340
        107,900       GenVec, Inc.*                                                                      310,752
         69,600       Halozyme Therapeutics, Inc.*                                                       560,976
         71,800       Immunogen, Inc.*                                                                   343,922
         10,509       Immunomedics, Inc.*                                                                 48,131
         83,000       Incyte Corp.*                                                                      546,970
         82,300       Kosan Biosciences, Inc.*                                                           452,650
          2,100       Omrix Biopharmaceuticals, Inc.*                                                     80,367
        156,100       Palatin Technologies, Inc.*                                                        288,785
        128,600       Sangamo Biosciences, Inc.*                                                         874,480
        109,000       Sonus Pharmaceuticals, Inc.*                                                       548,270
        296,600       SuperGen, Inc.*                                                                  1,749,940
         15,000       Unigene Laboratories, Inc.*                                                         33,900
         86,600       Vical, Inc.*                                                                       417,412
         48,000       XOMA Ltd.*                                                                         138,720
                                                                                                 ---------------
                                                                                                      17,441,262
                                                                                                 ---------------

                      BUILDING MATERIALS                                            0.8%
         31,200       Craftmade International, Inc.                                                      470,808
          8,900       International Aluminum Corp.                                                       471,255
        145,700       US Concrete, Inc.*                                                               1,139,374
                                                                                                 ---------------
                                                                                                       2,081,437
                                                                                                 ---------------

                      CHEMICALS                                                     0.5%
         31,800       Penford Corp.                                                                      640,452
         31,000       Quaker Chemical Corp.                                                              738,110
          3,800       Stepan Co.                                                                          99,750
                                                                                                 ---------------
                                                                                                       1,478,312
                                                                                                 ---------------





                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      COMMERCIAL SERVICES                                           2.3%
         21,100       Barrett Business Services                                                  $       486,355
         15,900       Cornell Cos., Inc.*                                                                321,498
         13,000       Electro Rent Corp.*                                                                187,200
         53,500       Emergency Medical Services Corp.*                                                1,576,110
        273,200       Home Solutions of America, Inc.*                                                 1,297,700
         66,700       Kforce, Inc.*                                                                      918,459
          4,400       Multi-Color Corp.                                                                  154,308
         10,700       The Providence Service Corp.*                                                      253,804
          7,800       Rural/Metro Corp.*                                                                  58,890
         24,300       SM&A, Inc.*                                                                        172,530
         26,800       Source Interlink Cos., Inc.*                                                       179,828
          5,500       Thomas Group, Inc.                                                                  65,560
         16,000       TNS, Inc.*                                                                         257,440
          5,700       Vertrue, Inc.*                                                                     274,227
                                                                                                 ---------------
                                                                                                       6,203,909
                                                                                                 ---------------

                      COMPUTERS                                                     2.4%
         17,400       COMSYS IT Partners, Inc.*                                                          346,260
         71,500       Dot Hill Systems Corp.*                                                            260,975
         24,100       Echelon Corp.*                                                                     254,014
         80,600       Magma Design Automation, Inc.*                                                     963,976
         54,700       Ness Technologies, Inc.*                                                           699,066
         43,500       Netscout Systems, Inc.*                                                            393,675
         25,300       Optimal Group, Inc.*                                                               212,267
         66,300       PAR Technology Corp.*                                                              657,696
         77,900       Quantum Corp.*                                                                     210,330
         29,000       Radiant Systems, Inc.*                                                             377,870
         13,500       SI International, Inc.*                                                            387,585
         14,000       Sigma Designs, Inc.*                                                               367,640
         50,800       Silicon Storage Technology, Inc.*                                                  250,444
         36,300       STEC, Inc.*                                                                        255,552
         76,700       Synplicity, Inc.*                                                                  536,133
         22,100       TechTeam Global, Inc.*                                                             276,250
         25,100       Transact Technologies, Inc.                                                        174,696
                                                                                                 ---------------
                                                                                                       6,624,429
                                                                                                 ---------------

                      COSMETICS/PERSONAL CARE                                       0.6%
         18,800       Elizabeth Arden, Inc.*                                                             410,216
         17,100       Inter Parfums, Inc.                                                                359,100
        149,488       Parlux Fragrances, Inc.*                                                           834,143
                                                                                                 ---------------
                                                                                                       1,603,459
                                                                                                 ---------------





                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      DISTRIBUTION/WHOLESALE                                        0.7%
         24,600       BlueLinx Holdings, Inc.                                                    $       258,300
         44,700       Directed Electronics, Inc.*                                                        400,512
         22,400       Handleman Co.                                                                      156,128
        120,200       Huttig Building Products, Inc.*                                                    727,210
         30,200       Infosonics Corp.*                                                                  109,626
         48,200       Navarre Corp.*                                                                     180,750
                                                                                                 ---------------
                                                                                                       1,832,526
                                                                                                 ---------------

                      DIVERSIFIED FINANCIAL SERVICES                                2.6%
         13,517       Accredited Home Lenders Holding Co.*                                               125,303
         64,000       Asta Funding, Inc.                                                               2,763,520
         90,800       Consumer Portfolio Services, Inc.*                                                 558,420
         72,900       Doral Financial Corp.*                                                             119,556
        111,100       Encore Capital Group, Inc.*                                                      1,104,334
          2,400       Federal Agricultural Mortgage Corp.                                                 65,280
         91,686       Franklin Credit Management Corp.*                                                  416,254
         14,400       Marlin Business Services Corp.*                                                    315,072
         47,000       Nicholas Financial, Inc.*                                                          523,110
         18,300       Sanders Morris Harris Group, Inc.                                                  194,895
          3,700       Stifel Financial Corp.*                                                            163,910
         42,100       United PanAm Financial Corp.*                                                      526,250
          6,600       World Acceptance Corp.*                                                            263,670
                                                                                                 ---------------
                                                                                                       7,139,574
                                                                                                 ---------------

                      ELECTRIC                                                      0.1%
         12,000       The Empire District Electric Co.                                                   297,600
                                                                                                 ---------------

                      ELECTRICAL COMPONENTS & EQUIPMENT                             0.9%
        132,300       C&D Technologies, Inc.                                                             665,469
          9,300       Insteel Industries, Inc.                                                           156,147
         55,500       The Lamson & Sessions Co.*                                                       1,542,345
                                                                                                 ---------------
                                                                                                       2,363,961
                                                                                                 ---------------

                      ELECTRONICS                                                   3.8%
         19,700       Axsys Technologies, Inc.*                                                          310,866
          9,900       Cubic Corp.                                                                        214,236
         29,300       Cyberoptics Corp.*                                                                 408,735
          3,800       II-VI, Inc.*                                                                       128,630
        113,900       Innovex, Inc.*                                                                     205,020
         67,400       Keithley Instruments, Inc.                                                       1,030,546
         45,400       LoJack Corp.*                                                                      861,692
         16,900       Meade Instruments Corp.*                                                            41,574
          9,900       Measurement Specialties, Inc.*                                                     223,344
         98,600       Merix Corp.*                                                                       810,492




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      ELECTRONICS (CONTINUED)
         27,200       Methode Electronics, Inc.                                                  $       401,744
         13,700       Novatel, Inc.*                                                                     507,722
         68,600       NU Horizons Electronics Corp.*                                                     722,358
         35,500       On Track Innovations Ltd.*                                                         250,985
         52,600       Photon Dynamics, Inc.*                                                             663,286
         34,900       Planar Systems, Inc.*                                                              302,583
         52,700       Sonic Solutions, Inc.*                                                             743,070
         16,400       Stoneridge, Inc.*                                                                  169,904
        104,500       Sypris Solutions, Inc.                                                             676,115
         13,400       Technology Research Corp.                                                           65,928
         21,800       TTM Technologies, Inc.*                                                            207,972
         19,825       Williams Controls, Inc.*                                                           342,378
         56,200       X-Rite, Inc.                                                                       727,790
         30,600       Zygo Corp.*                                                                        489,906
                                                                                                 ---------------
                                                                                                      10,506,876
                                                                                                 ---------------

                      ENERGY - ALTERNATIVE SOURCES                                  0.3%
         40,200       MGP Ingredients, Inc.                                                              818,874
                                                                                                 ---------------

                      ENTERTAINMENT                                                 1.4%
         37,900       Bluegreen Corp.*                                                                   427,891
          5,800       Carmike Cinemas, Inc.                                                              134,560
         59,000       Century Casinos, Inc.*                                                             486,750
         67,450       Dover Downs Gaming & Entertainment, Inc.                                           868,756
         27,000       Dover Motorsports, Inc.                                                            141,750
         14,900       Gaming Partners International Corp.                                                271,180
          8,000       Steinway Musical Instruments, Inc.*                                                258,160
        458,400       Youbet.com, Inc.*                                                                1,375,200
                                                                                                 ---------------
                                                                                                       3,964,247
                                                                                                 ---------------

                      ENVIRONMENTAL CONTROL                                         0.6%
         23,700       Ceco Environmental Corp.*                                                          296,013
         72,000       Darling International, Inc.*                                                       468,000
         33,900       TRC Cos., Inc.*                                                                    342,051
         59,000       Waste Services, Inc.*                                                              586,460
                                                                                                 ---------------
                                                                                                       1,692,524
                                                                                                 ---------------

                      FOOD                                                          1.1%
         48,500       Chiquita Brands International, Inc.                                                679,970
         11,000       Imperial Sugar Co.                                                                 368,830
         32,000       The Inventure Group, Inc.*                                                          91,200
         10,700       John B. Sanfilippo & Son, Inc.*                                                    142,631
         36,600       Nash Finch Co.                                                                   1,261,236
         47,139       Tasty Baking Co.                                                                   411,523
                                                                                                 ---------------
                                                                                                       2,955,390
                                                                                                 ---------------




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      FOREST PRODUCTS & PAPER                                       0.2%
         25,700       Schweitzer-Mauduit International, Inc.                                     $       638,645
                                                                                                 ---------------

                      GAS 0.1%
          9,200       Delta Natural Gas Co., Inc.                                                        230,000
                                                                                                 ---------------

                      HEALTHCARE - PRODUCTS                                         2.9%
         34,100       Angeion Corp.*                                                                     501,270
          1,850       Atrion Corp.                                                                       169,867
        173,600       Cambridge Heart, Inc.*                                                             552,048
         11,800       Candela Corp.*                                                                     134,756
         13,500       Cantel Medical Corp.*                                                              207,765
         20,223       Cardiac Science Corp.*                                                             185,040
         11,500       Cholestech Corp.*                                                                  198,260
         23,900       Cutera, Inc.*                                                                      864,941
         18,600       Cynosure, Inc.*                                                                    536,610
         27,700       Exactech, Inc.*                                                                    440,153
          4,400       Intralase Corp.*                                                                   109,912
          7,700       Lifecore Biomedical, Inc.*                                                         144,529
         13,100       Luminex Corp.*                                                                     179,732
         23,850       Medical Action Industries, Inc.*                                                   570,015
        135,700       Merge Technologies, Inc.*                                                          660,859
         31,000       Micrus Endovascular Corp.*                                                         739,040
         24,000       Natus Medical, Inc.*                                                               426,480
         14,300       NxStage Medical, Inc.*                                                             190,476
         45,700       Orthovita, Inc.*                                                                   133,444
        133,000       ReGen Biologics, Inc.*                                                              66,500
         10,200       Somanetics Corp.*                                                                  203,388
          4,300       SurModics, Inc.*                                                                   154,800
          5,401       Vital Signs, Inc.                                                                  280,744
         13,300       Zoll Medical Corp.*                                                                354,445
                                                                                                 ---------------
                                                                                                       8,005,074
                                                                                                 ---------------

                      HEALTHCARE - SERVICES                                         1.8%
         12,800       Air Methods Corp.*                                                                 307,456
        307,675       Allied Healthcare International, Inc.*                                             938,409
          6,766       Amedisys, Inc.*                                                                    219,421
         13,400       American Dental Partners, Inc.*                                                    291,182
          6,600       Bio-Reference Labs, Inc.*                                                          167,640
          3,400       Horizon Health Corp.*                                                               66,470
         19,100       LHC Group, Inc.*                                                                   619,413
         30,700       Matria Healthcare, Inc.*                                                           809,252
          6,535       National Dentex Corp.*                                                              92,013
         34,500       NovaMed, Inc.*                                                                     223,560
         12,600       Odyssey HealthCare, Inc.*                                                          165,438




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      HEALTHCARE - SERVICES (CONTINUED)
         35,900       Option Care, Inc.                                                          $       477,470
         13,600       RehabCare Group, Inc.*                                                             215,832
         19,000       Res-Care, Inc.*                                                                    332,500
                                                                                                 ---------------
                                                                                                       4,926,056
                                                                                                 ---------------

                      HOME BUILDERS                                                 0.4%
         73,200       Cavalier Homes, Inc.*                                                              355,752
         36,100       Comstock Homebuilding Cos., Inc.*                                                  146,205
         12,000       M/I Homes, Inc.                                                                    318,600
          6,800       Nobility Homes, Inc.                                                               162,180
         24,200       Orleans Homebuilders, Inc.                                                         214,170
                                                                                                 ---------------
                                                                                                       1,196,907
                                                                                                 ---------------

                      HOME FURNISHINGS                                              0.8%
         26,300       Bassett Furniture Industries, Inc.                                                 387,136
         19,900       Chromocraft Revington, Inc.*                                                       191,438
         24,300       Hooker Furniture Corp.                                                             487,215
          8,500       MITY Enterprises, Inc.*                                                            162,350
         25,200       Stanley Furniture Co., Inc.                                                        524,160
         11,600       Universal Electronics, Inc.*                                                       323,176
                                                                                                 ---------------
                                                                                                       2,075,475
                                                                                                 ---------------

                      HOUSEHOLD PRODUCTS/WARES                                      0.6%
          3,900       CSS Industries, Inc.                                                               146,172
         21,400       Ennis, Inc.                                                                        572,664
         38,100       Lifetime Brands, Inc.                                                              795,909
                                                                                                 ---------------
                                                                                                       1,514,745
                                                                                                 ---------------

                      INSURANCE                                                     4.9%
         25,200       21st Century Holding Co.                                                           450,576
         27,600       Affirmative Insurance Holdings, Inc.                                               477,480
         88,600       AmCOMP, Inc.*                                                                      855,876
         35,700       American Equity Investment Life Holding Co.                                        468,741
          5,700       American Physicians Capital, Inc.*                                                 228,456
         45,300       American Safety Insurance Holdings, Ltd.*                                          863,418
        104,900       Amerisafe, Inc.*                                                                 1,977,365
         17,968       AmTrust Financial Services, Inc.                                                   189,742
         21,200       Bristol West Holdings, Inc.                                                        470,004
         31,500       CRM Holdings Ltd.*                                                                 274,050
         39,933       Donegal Group, Inc., Class A                                                       678,062
          9,887       Donegal Group, Inc., Class B                                                       173,715
         34,100       EMC Insurance Group, Inc.                                                          879,780
         17,000       FPIC Insurance Group, Inc.*                                                        759,390
          8,309       Investors Title Co.                                                                418,192




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      INSURANCE (CONTINUED)
         15,000       James River Group, Inc.                                                    $       469,650
         52,000       KMG America Corp.*                                                                 240,760
         44,505       National Atlantic Holdings Corp.*                                                  575,450
          6,700       NYMAGIC, Inc.                                                                      273,695
         53,600       PMA Capital Corp.*                                                                 503,304
         32,400       Scottish Re Group, Ltd.                                                            130,248
         46,300       SeaBright Insurance Holdings, Inc.*                                                851,920
        182,600       Specialty Underwriters' Alliance, Inc.*                                          1,411,498
                                                                                                 ---------------
                                                                                                      13,621,372
                                                                                                 ---------------

                      INTERNET                                                      5.5%
        100,700       24/7 Real Media, Inc.*                                                             808,621
        100,500       ActivIdentity Corp.*                                                               507,525
         40,300       Aladdin Knowledge Systems, Ltd.*                                                   695,981
         41,300       Answers Corp.*                                                                     534,009
         18,900       Blue Coat Systems, Inc.*                                                           694,197
         44,400       Centillium Communications, Inc.*                                                    85,248
          5,700       ePlus, Inc.*                                                                        60,705
          4,000       FTD Group, Inc.                                                                     66,120
        115,900       Health Grades, Inc.                                                                727,852
         61,100       HealthStream, Inc.*                                                                262,730
         54,000       Internet Gold-Golden Lines, Ltd.*                                                  676,080
         58,220       Liquidity Services, Inc.*                                                          986,247
         56,900       Looksmart, Ltd.*                                                                   217,927
         83,300       Napster, Inc.*                                                                     344,862
         26,800       PC-Tel, Inc.*                                                                      272,556
         27,700       Perficient, Inc.*                                                                  547,906
         13,800       RightNow Technologies, Inc.*                                                       226,044
        141,800       Saba Software, Inc.*                                                               928,081
         53,300       Secure Computing Corp.*                                                            410,410
         47,100       Stamps.com, Inc.*                                                                  676,827
        109,900       SumTotal Systems, Inc.*                                                            877,002
        117,900       TeleCommunications Systems, Inc.*                                                  438,588
        191,040       Think Partnership, Inc.*                                                           462,317
          8,500       Travelzoo, Inc.*                                                                   312,545
         15,500       Trizetto Group, Inc.*                                                              310,155
         35,800       TRX, Inc.*                                                                         121,720
         28,800       Varsity Group, Inc.*                                                                43,776
         64,300       Vasco Data Security International, Inc.*                                         1,149,041
         84,600       WebSideStory, Inc.*                                                              1,095,570
         60,000       Website Pros, Inc.*                                                                540,600
                                                                                                 ---------------
                                                                                                      15,081,242
                                                                                                 ---------------





                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      INVESTMENT MANAGEMENT COMPANIES                               0.3%
         29,200       Medallion Financial Corp.                                                  $       334,048
         21,868       Patriot Capital Funding, Inc.                                                      310,526
         11,299       Technology Investment Capital Corp.                                                191,066
                                                                                                 ---------------
                                                                                                         835,640
                                                                                                 ---------------

                      IRON/STEEL                                                    1.4%
         30,600       Material Sciences Corp.*                                                           305,388
          7,600       Novamerican Steel, Inc.*                                                           336,072
         34,500       Olympic Steel, Inc.                                                              1,069,155
         22,700       Shiloh Industries, Inc.*                                                           256,056
         30,300       Universal Stainless & Alloy, Inc.*                                               1,438,341
         20,100       Wheeling-Pittsburgh Corp.*                                                         476,169
                                                                                                 ---------------
                                                                                                       3,881,181
                                                                                                 ---------------

                      LEISURE TIME                                                  0.7%
          4,100       Ambassadors Group, Inc.                                                            136,284
          7,600       Ambassadors International, Inc.                                                    350,664
         24,600       Cybex International, Inc.*                                                         131,118
         18,800       GameTech International, Inc.*                                                      229,736
         46,200       K2, Inc.*                                                                          558,558
         48,100       Multimedia Games, Inc.*                                                            572,390
                                                                                                 ---------------
                                                                                                       1,978,750
                                                                                                 ---------------

                      LODGING                                                       0.2%
         87,100       Interstate Hotels & Resorts, Inc.*                                                 549,601
                                                                                                 ---------------

                      MACHINERY - DIVERSIFIED                                       2.0%
         27,700       Alamo Group, Inc.                                                                  642,917
         49,800       Columbus McKinnon Corp.*                                                         1,115,022
         37,300       Gehl Co.*                                                                          946,674
         17,900       Gerber Scientific, Inc.*                                                           189,919
         29,100       Hurco Cos., Inc.*                                                                1,246,935
          7,500       Intevac, Inc.*                                                                     197,775
          6,200       Key Technology, Inc.*                                                               97,960
         27,900       Tecumseh Products Co.*                                                             280,953
         18,700       Twin Disc, Inc.                                                                    798,490
                                                                                                 ---------------
                                                                                                       5,516,645
                                                                                                 ---------------

                      MEDIA                                                         0.7%
         36,500       Journal Register Co.                                                               217,540
        102,900       New Frontier Media, Inc.                                                           926,100
         50,600       Playboy Enterprises, Inc., Class B*                                                520,674
         78,200       Regent Communications, Inc.*                                                       251,804
                                                                                                 ---------------
                                                                                                       1,916,118
                                                                                                 ---------------





                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      METAL FABRICATE/HARDWARE                                      1.3%
         21,300       AM Castle & Co.                                                            $       625,368
         35,800       Dynamic Materials Corp.                                                          1,171,376
         15,767       Hawk Corp.*                                                                        156,093
         16,500       Northwest Pipe Co.*                                                                657,195
         41,400       Sun Hydraulics Corp.                                                             1,106,622
                                                                                                 ---------------
                                                                                                       3,716,654
                                                                                                 ---------------

                      MISCELLANEOUS MANUFACTURING                                   1.1%
          7,000       Ameron International Corp.                                                         461,020
            600       AZZ, Inc.*                                                                          25,200
         20,300       Blount International, Inc.*                                                        252,735
         29,000       GP Strategies Corp.*                                                               263,900
         28,500       Koppers Holdings, Inc.                                                             731,310
         65,200       Lydall, Inc.*                                                                    1,036,028
         11,300       Park-Ohio Holdings Corp.*                                                          209,050
                                                                                                 ---------------
                                                                                                       2,979,243
                                                                                                 ---------------

                      OIL & GAS                                                     1.8%
         56,000       Bronco Drilling Co., Inc.*                                                         927,920
          8,600       Clayton Williams Energy, Inc.                                                      243,982
          9,240       Constellation Energy Partners LLC                                                  326,264
         55,500       The Exploration Co. of Delaware, Inc.*                                             602,175
         56,400       FX Energy, Inc.*                                                                   427,512
         22,000       GMX Resources, Inc.*                                                               676,060
         71,200       Harvest Natural Resources, Inc.*                                                   693,488
         57,800       Petroquest Energy, Inc.*                                                           675,682
         16,700       Toreador Resources Corp.*                                                          303,105
                                                                                                 ---------------
                                                                                                       4,876,188
                                                                                                 ---------------

                      OIL & GAS SERVICES                                            2.0%
         58,900       CE Franklin, Ltd.*                                                                 547,770
         21,800       Dawson Geophysical Co.*                                                          1,079,754
          6,400       Flotek Industries, Inc.*                                                           182,400
         30,200       Gulf Island Fabrication, Inc.                                                      807,548
         35,200       Matrix Service Co.*                                                                712,096
         40,500       Mitcham Industries, Inc.*                                                          593,325
         10,700       NATCO Group, Inc.*                                                                 365,084
         60,000       Omni Energy Services Corp.*                                                        610,800
         13,600       T-3 Energy Services, Inc.*                                                         273,632
          7,300       Trico Marine Services, Inc.*                                                       271,998
                                                                                                 ---------------
                                                                                                       5,444,407
                                                                                                 ---------------

                      PACKAGING & CONTAINERS                                        0.1%
         39,700       Intertape Polymer Group, Inc.*                                                     163,564
                                                                                                 ---------------




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      PHARMACEUTICALS                                               6.9%
         32,900       Acadia Pharmaceuticals, Inc.*                                              $       494,158
        121,600       Acusphere, Inc.*                                                                   335,616
         82,200       Advanced Life Sciences Holdings, Inc.*                                             233,448
        216,500       Akorn, Inc.*                                                                     1,461,374
         28,500       Allos Therapeutics, Inc.*                                                          170,145
         20,900       Anika Therapeutics, Inc.*                                                          258,115
         65,700       AP Pharma, Inc.*                                                                    67,014
         76,712       Aradigm Corp.*                                                                      93,589
         12,000       Array BioPharma, Inc.*                                                             152,400
         11,300       Auxilium Pharmaceuticals, Inc.*                                                    165,884
         70,800       Biopure Corp.*                                                                      36,816
         55,100       Cardiome Pharma Corp.*                                                             559,265
         85,900       Cell Therapeutics, Inc.*                                                           136,581
        114,550       Collagenex Pharmaceuticals, Inc.*                                                1,547,571
        140,100       Dyax Corp.*                                                                        577,212
         66,200       Genta, Inc.*                                                                        20,522
          7,700       Gentium S.p.A.*+                                                                   151,613
         89,400       Hollis-Eden Pharmaceuticals, Inc.*                                                 226,182
         16,600       I-Flow Corp.*                                                                      244,684
         93,500       Indevus Pharmaceuticals, Inc.*                                                     661,045
         11,925       Infinity Pharmaceuticals, Inc.*                                                    143,577
         78,500       Ista Pharmaceuticals, Inc.*                                                        664,895
         28,400       La Jolla Pharmaceutical Co.*                                                       171,820
         37,100       Lannett Co., Inc.*                                                                 191,065
         22,200       Matrixx Initiatives, Inc.*                                                         360,750
         52,300       Nabi Biopharmaceuticals, Inc.*                                                     277,713
         20,900       Nastech Pharmaceutical Co., Inc.*                                                  225,511
         35,967       Neogen Corp.*                                                                      848,102
        149,200       Neurogen Corp.*                                                                    969,800
        275,000       Nexmed, Inc.*                                                                      338,250
        108,600       NPS Pharmaceuticals, Inc.*                                                         368,154
          9,700       Omega Protein Corp.                                                                 67,706
         98,600       Pain Therapeutics, Inc.*                                                           773,024
         65,200       Penwest Pharmaceuticals Co.*                                                       657,216
         82,300       PetMed Express, Inc.*                                                              975,255
         23,300       Progenics Pharmaceuticals, Inc.*                                                   551,744
         38,600       Salix Pharmaceuticals, Ltd.*                                                       486,360
         75,700       Taro Pharmaceutical Industries, Ltd.*                                              571,913
        392,900       Titan Pharmaceuticals, Inc.*                                                       974,392
         69,300       ViaCell, Inc.*                                                                     377,685
        354,300       Vion Pharmaceuticals, Inc.*                                                        595,224
        148,600       Vivus, Inc.*                                                                       762,318
                                                                                                 ---------------
                                                                                                      18,945,708
                                                                                                 ---------------




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      REAL ESTATE INVESTMENT TRUST                                  0.8%
         13,250       Dynex Capital, Inc.*                                                       $       102,688
         68,300       HomeBanc Corp.                                                                     238,367
        172,200       Luminent Mortgage Capital, Inc.                                                  1,539,468
         76,200       New York Mortgage Trust, Inc.                                                      193,548
         20,200       Opteum, Inc.                                                                        90,900
                                                                                                 ---------------
                                                                                                       2,164,971
                                                                                                 ---------------

                      REAL ESTATE MANAGEMENT                                        0.5%
         38,800       Capital Lease Funding, Inc.                                                        415,548
         23,200       Tarragon Corp.                                                                     240,584
         37,700       Thomas Properties Group, Inc.                                                      585,104
                                                                                                 ---------------
                                                                                                       1,241,236
                                                                                                 ---------------

                      RETAIL                                                        1.8%
         45,800       AFC Enterprises, Inc.*                                                             918,290
         84,000       America's Car-Mart, Inc.*                                                        1,122,240
          2,500       Benihana, Inc.*                                                                     70,850
         17,000       Build-A-Bear Workshop, Inc.*                                                       466,990
         19,800       EZCORP, Inc., Class A*                                                             291,654
         18,700       First Cash Financial Services, Inc.*                                               416,636
          8,000       Hastings Entertainment, Inc.*                                                       48,800
          5,300       Movado Group, Inc.                                                                 156,085
         41,600       Movie Gallery, Inc.*                                                               186,992
         12,100       Rex Stores Corp.*                                                                  197,956
         23,000       Ruth's Chris Steak House, Inc.*                                                    468,280
         92,600       Trans World Entertainment Corp.*                                                   525,968
          8,100       The Wet Seal, Inc.*                                                                 53,055
                                                                                                 ---------------
                                                                                                       4,923,796
                                                                                                 ---------------

                      SAVINGS & LOANS                                               1.7%
        203,232       BFC Financial Corp.*                                                               894,221
         15,200       ESB Financial Corp.                                                                165,376
         11,000       First Place Financial Corp.                                                        235,950
         48,100       Frankin Bank Corp.*                                                                859,547
         10,184       HF Financial Corp.                                                                 185,858
          6,100       HMN Financial, Inc.                                                                206,424
         29,800       NASB Financial, Inc.                                                             1,037,636
         15,600       Provident Financial Holdings, Inc.                                                 429,312
         30,900       United Western Bancorp, Inc.*                                                      737,892
                                                                                                 ---------------
                                                                                                       4,752,216
                                                                                                 ---------------





                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      SEMICONDUCTORS                                                4.4%
         14,000       Actel Corp.*                                                               $       231,280
         91,400       Anadigics, Inc.*                                                                 1,080,348
         19,400       BTU International, Inc.*                                                           194,000
         55,000       Cascade Microtech, Inc.*                                                           783,750
         33,700       Ceva, Inc.*                                                                        243,651
         95,700       ChipMOS TECHNOLOGIES Bermuda, Ltd.*+                                               661,287
         25,800       Cohu, Inc.                                                                         485,040
         92,600       Credence Systems Corp.*                                                            306,506
         29,100       Genesis Microchip, Inc.*                                                           270,339
         70,500       GSI Group, Inc.*                                                                   698,655
         85,200       Hifn, Inc.*                                                                        517,164
          6,200       Icos Vision Systems, N.V., Inc.*                                                   258,974
         74,100       Ikanos Communications, Inc.*                                                       575,757
         78,700       Integrated Silicon Solution, Inc.*                                                 438,359
         41,100       Mattson Technology, Inc.*                                                          374,010
         26,200       Monolithic Power Systems, Inc.*                                                    337,980
         25,000       Netlogic Microsystems, Inc.*                                                       665,500
         68,400       Pericom Semiconductor Corp.*                                                       668,952
         60,800       Rudolph Technologies, Inc.*                                                      1,060,352
         12,000       Silicon Motion Technology Corp.*                                                   270,240
         58,500       Ultra Clean Holdings, Inc.*                                                      1,012,050
        126,200       White Electronic Designs Corp.*                                                    840,492
                                                                                                 ---------------
                                                                                                      11,974,686
                                                                                                 ---------------


                      SHIPBUILDING                                                  0.1%
         17,400       Todd Shipyards Corp.                                                               322,770
                                                                                                 ---------------

                      SOFTWARE                                                      4.4%
        111,000       Actuate Corp.*                                                                     579,420
        133,400       Applix, Inc.*                                                                    1,788,894
         88,950       Bottomline Technologies, Inc.*                                                     969,555
          4,600       Computer Programs & Systems, Inc.                                                  123,372
         97,700       Emageon, Inc.*                                                                   1,074,700
         14,700       Infocrossing, Inc.*                                                                218,589
         32,400       InPhonic, Inc.*                                                                    353,160
         18,000       JDA Software Group, Inc.*                                                          270,540
         45,100       Mapinfo Corp.*                                                                     907,863
         26,500       Moldflow Corp.*                                                                    398,295
         63,100       Neoware, Inc.*                                                                     635,417
         65,600       Packteer, Inc.*                                                                    814,752
         56,400       Pervasive Software, Inc.*                                                          230,676
         54,500       Phase Forward, Inc.*                                                               715,585
         29,700       Schawk, Inc.                                                                       537,867
         65,600       Scientific Learning Corp.*                                                         501,184



                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      SOFTWARE (CONTINUED)
         31,300       Smith Micro Software, Inc.*                                                $       583,119
         54,700       Streamline Health Solutions, Inc.*                                                 230,834
         50,200       Taleo Corp.*                                                                       832,316
         33,800       Unica Corp.*                                                                       424,190
                                                                                                 ---------------
                                                                                                      12,190,328
                                                                                                 ---------------

                      TELECOMMUNICATIONS                                            4.1%
         45,700       Anaren, Inc.*                                                                      804,777
         31,500       Applied Signal Technology, Inc.                                                    564,795
         15,300       Atlantic Tele-Network, Inc.                                                        399,789
         39,900       Carrier Access Corp.*                                                              203,889
         72,500       Channell Commercial Corp.*                                                         288,550
         12,600       Consolidated Communications Holdings, Inc.                                         250,614
         12,900       D&E Communications, Inc.                                                           171,828
         10,700       EMS Technologies, Inc.*                                                            206,189
         32,500       Exfo Electro Optical Engineering, Inc.                                             201,175
         32,100       Globecomm Systems, Inc.*                                                           343,470
         41,600       Hypercom Corp.*                                                                    247,936
         22,500       KVH Industries, Inc.*                                                              209,700
         54,500       LCC International, Inc.*                                                           229,445
         92,800       Linktone, Ltd.*                                                                    309,024
         65,100       Network Equipment Technologies, Inc.*                                              631,470
         23,400       Novatel Wireless, Inc.*                                                            375,336
         68,800       Performance Technologies, Inc.*                                                    344,688
         41,700       Premiere Global Services, Inc.*                                                    467,874
         39,400       Qiao Xing Universal Telephone, Inc.*+                                              666,648
         62,300       Radyne Corp.*                                                                      568,176
          9,600       Relm Wireless Corp.*                                                                38,400
         90,300       Sirenza Microdevices, Inc.*                                                        778,386
        140,127       Symmetricom, Inc.*                                                               1,163,054
          8,000       Tessco Technologies, Inc.*                                                         217,520
         78,600       Tollgrade Communications, Inc.*                                                    987,216
        160,800       Westell Technologies, Inc.*                                                        348,936
        263,100       Wireless Facilities, Inc.*                                                         342,030
                                                                                                 ---------------
                                                                                                      11,360,915
                                                                                                 ---------------

                      TEXTILES                                                      0.1%
          8,000       Culp, Inc.*                                                                         56,640
         14,400       Dixie Group, Inc.*                                                                 173,232
         16,600       Quaker Fabric Corp.*                                                                19,588
                                                                                                 ---------------
                                                                                                         249,460
                                                                                                 ---------------

                      TOYS/GAMES/HOBBIES                                            0.1%
         14,400       Jakks Pacific, Inc.*                                                               344,160
          5,900       Lenox Group, Inc.*                                                                  38,822
                                                                                                 ---------------
                                                                                                         382,982
                                                                                                 ---------------





                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

        Number
      of Shares                                                                                          Value
   ---------------                                                                               ---------------



                      TRANSPORTATION                                                2.8%
         81,400       ABX Air, Inc.*                                                             $       557,590
          9,000       B&H Ocean Carriers, Ltd.*                                                          164,700
         39,700       Celadon Group, Inc.*                                                               662,990
         20,500       DryShips, Inc.                                                                     461,865
          7,700       Dynamex, Inc.*                                                                     195,888
         16,900       Excel Maritime Carriers, Ltd.*                                                     291,187
         32,600       Frozen Food Express Industries, Inc.*                                              271,232
         48,950       Marten Transport, Ltd.*                                                            777,326
         99,700       Navios Maritime Holdings, Inc.                                                     730,801
         14,966       PAM Transportation Services, Inc.*                                                 308,599
         11,900       PHI, Inc.*                                                                         322,014
         36,100       Quintana Maritime, Ltd.                                                            497,097
          1,900       Saia, Inc.*                                                                         45,125
         71,200       Sea Containers, Ltd.*                                                               47,704
         99,700       TBS International, Ltd.*                                                         1,191,415
         24,900       USA Truck, Inc.*                                                                   386,946
         40,000       Vitran Corp., Inc.*                                                                786,000
                                                                                                 ---------------
                                                                                                       7,698,479
                                                                                                 ---------------


                      TRUCKING & LEASING                                            0.1%
         14,600       The Greenbrier Co., Inc.                                                           389,820
                                                                                                 ---------------

                      WATER                                                         0.1%
         10,900       Consolidated Water Co., Inc.                                                       258,439
                                                                                                 ---------------

                      TOTAL COMMON STOCKS (COST $257,415,917)                                        265,796,535
                                                                                                 ---------------

                      EXCHANGE-TRADED FUND                                          2.1%
         74,930       iShares Russell 2000 Index Fund                                                  5,957,684
                                                                                                 ---------------

                      TOTAL EXCHANGE-TRADED FUND (COST $5,965,751)                                     5,957,684
                                                                                                 ---------------




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                        SCHEDULE OF INVESTMENTS
                                                  MARCH 31, 2007 (UNAUDITED) (CONTINUED)

      Principal
        Amount                                                                                          Value
   ---------------                                                                               ---------------



                      INVESTMENT COMPANY                                            1.2%
$     3,234,233       Federated Prime Obligations Fund, 4.87%                                    $     3,234,233
                                                                                                 ---------------

                      TOTAL INVESTMENT COMPANY (COST $3,234,233)                                       3,234,233
                                                                                                 ---------------

                      TOTAL INVESTMENTS (COST $266,615,901)                        99.9%             274,988,452

                      Other Assets less Liabilities                                 0.1%                 144,193
                                                                                                 ---------------

                      TOTAL NET ASSETS                                            100.0%         $   275,132,645
                                                                                                 ===============




* Non-income producing security.
+ Foreign security denominated in U.S. dollars.

See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                        INVESTMENTS BY SECTOR (UNAUDITED)
                   (AS A PERCENTAGE OF LONG-TERM INVESTMENTS)
                                 MARCH 31, 2007


Basic Materials                                                            2.2%

Communications                                                            10.5%

Consumer, Cyclical                                                        12.4%

Consumer, Non-Cyclical                                                    22.4%

Energy                                                                     4.1%

Exchange-Traded Fund                                                       2.2%

Financials                                                                20.1%

Industrial                                                                14.5%

Technology                                                                11.3%

Utilities                                                                  0.3%
                                                                         ------
      Total                                                              100.0%
                                                                         ======

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2007 (UNAUDITED)


ASSETS:
          Investments at value (cost $266,615,901)              $   274,988,452
          Receivable for capital stock sold                             564,189
          Dividends and interest receivable                             171,259
          Prepaid expenses                                               22,651
                                                                ----------------

          Total assets                                              275,746,551
                                                                ----------------

LIABILITIES:
          Payable for securities purchased                              200,700
          Payable for capital stock redeemed                            137,113
          Accrued investment advisory fees                              191,770
          Accrued expenses                                               84,323
                                                                ----------------

          Total liabilities                                             613,906
                                                                ----------------

NET ASSETS                                                      $   275,132,645
                                                                ================

NET ASSETS CONSIST OF:
          Paid-in capital                                       $   260,891,223
          Undistributed net investment loss                            (283,389)
          Undistributed net realized gain on investments              6,152,260
          Net unrealized appreciation on investments                  8,372,551
                                                                ----------------

TOTAL NET ASSETS                                                $   275,132,645
                                                                ================


SHARES OUTSTANDING, NO PAR VALUE                                     22,514,324
(Unlimited shares authorized)

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                      $         12.22
                                                                ================
(Net assets divided by shares outstanding)


See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)



INVESTMENT INCOME:
          Dividend income (net of $3,565 withholding tax)       $       601,385
          Interest income                                               100,792
                                                                ----------------
          Total Investment Income                                       702,177

EXPENSES:
          Investment advisory fees                                      761,229
          Administration and fund accounting fees                        96,005
          Custody fees                                                   26,347
          Legal fees                                                     21,225
          Federal and state registration fees                            13,964
          Transfer agent fees and expenses                               13,486
          Audit and tax fees                                             11,901
          Reports to shareholders                                         9,844
          Trustees' fees                                                  7,884
          Miscellaneous                                                  23,681
                                                                ----------------

          Total Expenses                                                985,566
                                                                ----------------

NET INVESTMENT LOSS                                                    (283,389)
                                                                ----------------

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
          Net realized gain on investments                            7,762,707
          Change in net unrealized appreciation
             on investments                                           8,135,897
                                                                ----------------

          Net realized and unrealized gain on investments            15,898,604
                                                                ----------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                       $    15,615,215
                                                                ================

See notes to financial statements.

                                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                MICRO CAP FUND

                                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SIX MONTHS ENDED
                                                                     MARCH 31, 2007               YEAR ENDED
                                                                       (UNAUDITED)            SEPTEMBER 30, 2006
                                                                  -------------------        -------------------


OPERATIONS:
  Net investment loss                                              $       (283,389)          $       (582,385)
  Net realized gain on investments                                        7,762,707                 10,654,096
  Change in net unrealized appreciation/(depreciation)
     on investments                                                       8,135,897                 (7,771,798)
                                                                   ----------------           ----------------
  Net increase in net assets resulting from operations                   15,615,215                  2,299,913
                                                                   ----------------           ----------------

DISTRIBUTIONS:
  Net realized gains                                                    (10,545,020)                (4,610,391)
                                                                   ----------------           ----------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                             147,413,304                 62,247,597
  Reinvested distributions                                               10,545,020                     26,450
  Cost of shares redeemed                                               (17,656,279)               (14,114,951)
                                                                   ----------------           ----------------
  Net increase from capital transactions                                140,302,045                 48,159,096
                                                                   ----------------           ----------------

TOTAL INCREASE IN NET ASSETS                                            145,372,240                 45,848,618

NET ASSETS:
  Beginning of period                                                   129,760,405                 83,911,787
                                                                   ----------------           ----------------

  End of period                                                    $    275,132,645           $    129,760,405
                                                                   ================           ================

CAPITAL SHARE TRANSACTIONS IN SHARES:
  Shares sold                                                            12,169,280                  5,076,338
  Reinvested distributions                                                  867,189                      2,292
  Shares redeemed                                                        (1,424,516)                (1,157,071)
                                                                   ----------------           ----------------
  Net increase                                                           11,611,953                  3,921,559
                                                                   ================           ================





See notes to financial statements.



                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                         FINANCIAL HIGHLIGHTS

                                                     FOR A FUND SHARE OUTSTANDING
                                                        THROUGHOUT THE PERIOD.

                                                                    SIX MONTHS ENDED
                                                                     MARCH 31, 2007               YEAR ENDED
                                                                       (UNAUDITED)            SEPTEMBER 30, 2006
                                                                  -------------------        -------------------


Net asset value, beginning of period                              $           11.90           $          12.02

Income from investment operations:
    Net investment loss                                                       (0.01)                     (0.05)
    Net realized and unrealized gain
      on investments                                                           1.26                       0.57
                                                                  -----------------           ----------------
        Total from investment operations                                       1.25                       0.52
                                                                  -----------------           ----------------

Less distributions to shareholders from:
    Net realized gains                                                        (0.93)                     (0.64)
                                                                  -----------------           ----------------

    Net asset value, end of period                                $           12.22           $          11.90
                                                                  =================           ================

Total return                                                                 10.57%                      4.48%

Supplemental data and ratios:
    Net assets, end of period (in 000s)                           $         275,133            $       129,760
    Ratio of total expenses to average
        net assets                                                            1.23%(2)                   1.29%
    Ratio of net investment loss to
        average net assets                                                  (0.35)%(2)                 (0.56)%
    Portfolio turnover rate                                                     41%(1)                     75%



(1) Not annualized.
(2) Annualized.

See notes to financial statements.


                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                            MICRO CAP FUND

                                                   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     FOR A FUND SHARE OUTSTANDING
                                                        THROUGHOUT THE PERIOD.



                                                                                               NOVEMBER 7, 2003*
                                                                       YEAR ENDED                    TO
                                                                   SEPTEMBER 30, 2005         SEPTEMBER 30, 2004
                                                                  -------------------        -------------------

Net asset value, beginning of period                              $           10.32           $          10.00

Income from investment operations:
    Net investment loss                                                       (0.09)                     (0.09)
    Net realized and unrealized gain
      on investments                                                           2.06                       0.41
                                                                  -----------------           ----------------
        Total from investment operations                                       1.97                       0.32
                                                                  -----------------           ----------------

Less distributions to shareholders from:
    Net realized gains                                                        (0.27)                        --
                                                                  -----------------           ----------------

    Net asset value, end of period                                $           12.02           $          10.32
                                                                  =================           ================

Total return                                                                  19.19%                 3.20%(1)

Supplemental data and ratios:
    Net assets, end of period (in 000s)                           $       83,912              $      47,732
    Ratio of total expenses to average
        net assets                                                          1.44%                    1.76%(2)
    Ratio of net investment loss to
        average net assets                                                (0.93)%                  (1.08)%(2)
    Portfolio turnover rate                                                   72%                      64%(1)



* Inception.
(1) Not annualized.
(2) Annualized.

See notes to financial statements.


                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                        SCHEDULE OF INVESTMENTS
                                                      MARCH 31, 2007 (UNAUDITED)

   Shares or
   Principal
     Amount                                                                                            Value
-----------------                                                                              -----------------

                      ASSET-BACKED SECURITIES                                     41.02%
    977,930,321       Henderson Receivables, LLC
                          Variable Rate, 9/15/41                                                 $       979,612
        705,229       Arran Residential Mortgages Funding, PLC
                          Variable Rate, 9/20/36                                                         705,060
     70,000,000       Bear Stearns Commercial Mortgage Securities
                          Variable Rate, 10/12/41                                                      1,057,910
        149,446       Capital Auto Receivables Asset Trust
                          Variable Rate, 1/15/08                                                         149,551
         56,427       Capital One Prime Auto Receivables Trust
                          2.46%, 6/15/10                                                                  56,387
      2,250,000       Citibank Credit Card Issuance Trust
                          2.90%, 5/17/10                                                               2,196,317
     35,000,000       Citigroup Commercial Mortgage Trust
                          Variable Rate, 10/15/49                                                        995,680
      1,903,320       Citigroup Mortgage Loan Trust, Inc.
                          Variable Rate, 2/28/17                                                       1,902,768
      1,785,616       Citigroup Mortgage Loan Trust, Inc.
                          Variable Rate, 1/25/37                                                       1,781,921
        498,668       CNH Equipment Trust
                          5.39%, 10/5/07                                                                 499,024
         38,949       Conseco Finance
                          6.16%, 6/15/32                                                                  38,982
        122,997       Countrywide Asset-Backed Certificates
                          Variable Rate, 4/25/34                                                         123,173
      3,464,473       Countrywide Asset-Backed Certificates
                          Variable Rate, 6/25/34                                                       3,468,606
        957,122       Credit-Based Asset Servicing and Securities
                          Variable Rate, 1/25/37                                                         957,562
      2,000,000       Daimler Chrysler Master Owner Trust
                          Variable Rate, 4/15/10                                                       2,001,858
      1,500,000       Discover Card Master Trust I
                          Variable Rate, 1/15/08                                                       1,503,773
      4,190,000       First Franklin Mortgage Loan Asset-Backed Certificate
                          Variable Rate, 11/25/35                                                      4,193,753
        821,221       First Franklin Mortgage Loan Asset-Backed Certificate
                          Variable Rate, 1/25/35                                                         822,007
        465,187       Ford Credit Auto Owner Trust
                          Variable Rate, 9/15/08                                                         465,484
      1,465,662       GSAA Home Equity Trust
                          Variable Rate, 8/25/35                                                       1,465,765
     22,000,000       GS Mortgage Securities Corp.
                          Variable Rate, 11/10/39                                                        991,958
         76,978       Harley-Davidson Motorcycle Trust
                          4.30%, 5/15/10                                                                  76,846
      1,751,858       IMPAC CMB Trust
                          Variable Rate, 11/25/34                                                      1,754,419




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                        SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2007 (UNAUDITED) (CONTINUED)

   Shares or
   Principal
     Amount                                                                                            Value
-----------------                                                                              -----------------

                      ASSET-BACKED SECURITIES (CONTINUED)
      1,966,838       J.P. Morgan Alternative Loan Trust
                          Variable Rate, 3/25/37                                                 $     1,967,153
     19,656,000       LB-UBS Commercial Mortgage Trust
                          Variable Rate, 11/15/38                                                        988,186
        295,333       Lehman XS Trust
                          Variable Rate, 5/25/36                                                         295,465
        143,839       Long Beach Auto Receivables Trust
                          2.18%, 2/15/10                                                                 143,386
      1,964,910       Master Asset-Backed Securities Trust
                          Variable Rate, 1/25/37                                                       1,965,773
        804,413       Merrill Lynch Mortgage Investors Trust
                          Variable Rate, 8/25/35                                                         806,581
        448,158       Merrill Lynch Mortgage Investors Trust
                          Variable Rate, 8/25/35                                                         448,558
     27,000,000       Merrill Lynch/Country Commercial Mortgage Trust
                          Variable Rate, 12/12/49                                                        951,588
     58,500,000       Morgan Stanley Capital
                          Variable Rate, 11/12/41                                                      1,082,250
      3,888,758       Morgan Stanley Capital
                          Variable Rate, 1/25/37                                                       3,890,586
        264,428       Morgan Stanley Capital
                          Variable Rate, 1/25/35                                                         264,641
      3,500,000       Morgan Stanley Capital
                          Variable Rate, 2/25/37                                                       3,500,000
      2,180,000       Morgan Stanley Home Equity Loans
                          Variable Rate, 4/25/37                                                       2,180,000
      1,640,264       Morgan Stanley Home Equity Loans
                          Variable Rate, 12/25/35                                                      1,641,603
      2,100,000       Nationstar Collegiate Student Loan Trust
                          6.35%, 2/27/12                                                                 562,406
      1,950,087       National Home Equity Loan Trust
                          Variable Rate, 3/25/37                                                       1,951,503
        800,007       Nissan Auto Receivables Owner Trust
                          3.21%, 3/16/09                                                                 793,337
        216,157       Nissan Auto Receivables Owner Trust
                          2.76%, 7/15/09                                                                 213,223
        983,214       OWNIT Mortgage Loan Asset-Backed Certificates
                           Variable Rate, 3/25/36                                                        984,120
        778,539       Park Place Securities, Inc.
                          Variable Rate, 2/25/35                                                         780,298
        882,673       Popular Mortgage Pass-Through Trust
                          Variable Rate, 2/25/36                                                         883,355
         44,827       Residential Asset Securities Corp.
                          2.64%, 7/25/29                                                                  44,350




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                        SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2007 (UNAUDITED) (CONTINUED)

   Shares or
   Principal
     Amount                                                                                            Value
-----------------                                                                              -----------------

                      ASSET-BACKED SECURITIES (CONTINUED)
        218,955       Residential Asset Securities Corp.
                          Variable Rate, 5/25/35                                                 $       219,168
        312,280       Residential Funding Mortgage Securities
                          2.68%, 1/25/19                                                                 308,789
        401,828       Saxon Asset Securities Trust
                          4.15%, 8/25/35                                                                 399,563
      1,718,030       Specialty Underwriting & Residential Finance
                          Variable Rate, 6/25/36                                                       1,719,269
      1,185,147       Structured Asset Securities Corp.
                          Variable Rate, 2/25/35                                                       1,186,491
        545,121       Washington Mutual
                          4.06%, 10/25/33                                                                541,033
        319,186       WFS Financial Owner Trust
                          3.21%, 5/17/12                                                                 314,055
        390,020       WFS Financial Owner Trust
                          3.87%, 5/20/11                                                                 389,285
                                                                                                ----------------

                      TOTAL ASSET-BACKED
                      SECURITIES (COST $60,183,862)                                                   59,604,431
                                                                                                ----------------

                      CONVERTIBLE CORPORATE BONDS DOMESTIC  10.88%
      1,000,000       3M Co. 0.00%, 11/21/32                                                             903,750
        500,000       Amerigroup Corp. 144A 2.00%, 5/15/12                                               490,000
        500,000       Cadence Design Systems, Inc. 144A 1.50%, 12/15/13                                  570,000
        600,000       Ceradyne, Inc. 2.88%, 12/15/35                                                     693,000
        500,000       Covanta Holding Corp. 1.00%, 2/1/27                                                491,250
      1,000,000       EMC Corp. 144A 1.75%, 12/1/11                                                    1,073,750
        800,000       Emdeon Corp. 3.13%, 9/1/25                                                         910,000
        800,000       Enzon Pharmaceuticals, Inc. 4.00%, 6/1/13                                          856,000
        500,000       Extra Space Storage, Inc. 144A 3.63%, 4/1/27                                       485,000
        500,000       Hospitality Properties Trust 144A 3.80%, 3/15/27                                   511,250
        500,000       Host Hotels & Resorts 144A 2.63%, 4/15/27                                          486,875
      1,000,000       Illumina, Inc. 144A 0.63%, 2/15/14                                                 893,750
        500,000       Kyphon, Inc. 144A 1.00%, 2/1/12                                                    496,875
        400,000       Medarex, Inc. 2.25%, 5/15/11                                                       471,500
        800,000       National Financial Partners 0.75%, 2/1/12                                          791,000
        800,000       Oil States International 2.38%, 7/1/25                                             990,000
        800,000       Qwest Communications International, Inc. 3.50%, 11/15/25                         1,323,000
        250,000       RF Micro Devices, Inc. 144A 1.00%, 4/15/12                                         247,500
        250,000       RF Micro Devices, Inc. 144A 1.00%, 4/15/14                                         247,500
      1,000,000       Symantec Corp. 144A 0.75%, 6/15/11                                               1,071,250
        800,000       Vornado Realty Trust 3.63%, 11/15/26                                               808,000
        650,000       Yahoo!, Inc. 0.00%, 4/1/08                                                       1,002,625
                                                                                                ----------------

                      TOTAL CONVERTIBLE CORPORATE BONDS
                      DOMESTIC (COST $15,678,385)                                                     15,813,875
                                                                                                ----------------





                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                        SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2007 (UNAUDITED) (CONTINUED)

   Shares or
   Principal
     Amount                                                                                            Value
-----------------                                                                              -----------------

                      U.S. GOVERNMENT AGENCIES 47.16%

                      FEDERAL HOME LOAN MORTGAGE CORP.                            20.69%
        924,356       Pool #1B1364, Variable Rate, 11/1/33                                       $       934,775
      4,149,873       Pool #1B1596, Variable Rate, 3/1/34                                              4,115,313
      1,102,279       Pool #780833, Variable Rate, 9/1/33                                              1,114,051
        938,521       Pool #781640, Variable Rate, 6/1/34                                                936,064
      3,840,051       Pool #781751, Variable Rate, 7/1/34                                              3,866,858
        915,883       Pool #847248, Variable Rate, 3/1/34                                                926,193
      4,009,256       Pool #847290, Variable Rate, 6/1/34                                              4,076,215
      4,623,882       Pool #847309, Variable Rate, 6/1/34                                              4,653,280
      1,080,175       Pool #847593, Variable Rate, 4/1/35                                              1,092,759
      4,028,219       Pool #847609, Variable Rate, 1/1/35                                              4,053,078
      3,500,001       Pool #847706, Variable Rate, 1/1/35                                              3,519,141
        785,691       Series 2740 3.35%, 8/15/23                                                         775,326
                                                                                                ----------------
                                                                                                      30,063,053
                                                                                                ----------------

                      FEDERAL NATIONAL MORTGAGE ASSOCIATION                       22.98%
      4,000,000       5.25%, 4/15/07                                                                   3,999,868
        740,743       Pool #1B1664, Variable Rate, 4/1/34                                                736,564
         11,042       Pool #345856, Variable Rate, 8/1/36                                                 11,165
         65,684       Pool #545318, Variable Rate, 11/1/38                                                66,218
        363,243       Pool #545980, Variable Rate, 6/1/32                                                367,655
        189,065       Pool #555369, Variable Rate, 8/1/36                                                192,326
         75,910       Pool #606864, Variable Rate, 10/1/31                                                76,706
      1,187,262       Pool #688952, Variable Rate, 4/1/33                                              1,184,839
        837,954       Pool #735248, Variable Rate, 2/1/35                                                847,155
      1,034,981       Pool #735476, Variable Rate, 5/1/38                                              1,053,059
        583,323       Pool #735625, Variable Rate, 1/1/34                                                595,566
        391,124       Pool #735695, Variable Rate, 7/1/34                                                398,332
        519,336       Pool #735967, Variable Rate, 3/1/38                                                528,866
      1,175,540       Pool #745383, Variable Rate, 12/1/35                                             1,179,268
        831,254       Pool #745686, Variable Rate, 12/1/35                                               836,629
      1,938,549       Pool #773202, Variable Rate, 11/1/34                                             1,946,235
      1,033,162       Pool #779722, Variable Rate, 7/1/34                                              1,041,531
        606,788       Pool #781082, Variable Rate, 12/1/33                                               616,509
      2,031,066       Pool #781175, Variable Rate, 1/1/34                                              2,054,641
      1,740,020       Pool #781292, Variable Rate, 3/1/34                                              1,757,036
        669,349       Pool #781492, Variable Rate, 4/1/34                                                672,062
        868,889       Pool #782908, Variable Rate, 12/1/34                                               868,724
      4,100,000       TBA 5.00%, 4/12/37^                                                              3,961,625
      5,450,000       TBA 5.00%, 4/17/17^                                                              5,375,063
      3,000,000       TBA 6.00%, 4/15/37^                                                              3,022,500
                                                                                                ----------------
                                                                                                      33,390,142
                                                                                                ----------------





                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                        SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2007 (UNAUDITED) (CONTINUED)

   Shares or
   Principal
     Amount                                                                                            Value
-----------------                                                                              -----------------

                      U.S. TREASURY NOTE                                           3.49%
      2,040,000       4.95%, 4/23/07+                                                            $     2,040,000
      3,030,000       4.95%, 4/23/07+                                                                  3,030,000
                                                                                                ----------------
                                                                                                       5,070,000
                                                                                                ----------------


                      TOTAL U.S. GOVERNMENT AGENCIES (COST $68,349,364)                               68,523,195
                                                                                                ----------------

                      COMMON STOCKS                                                0.08%
                      AIRLINES                                                     0.00%
            671       JetBlue Airways Corp.*                                                               7,723
                                                                                                ----------------

                      DIVERSIFIED FINANCIAL SERVICES                               0.04%
          1,200       National Financial Partners Corp.                                                   56,292
                                                                                                ----------------

                      HEALTHCARE - PRODUCTS                                        0.02%
            560       Medtronic, Inc.                                                                     27,474
                                                                                                ----------------

                      SEMICONDUCTORS                                               0.02%
          1,600       Intel Corp.                                                                         30,608
                                                                                                ----------------

                      TOTAL COMMON STOCKS (COST $124,577)                                                122,097
                                                                                                ----------------

                      PREFERRED STOCK                                              0.44%
         28,000       General Motors Corp.*                                                              635,600
                                                                                                ----------------

                      TOTAL PREFERRED STOCK (COST $648,228)                                              635,600
                                                                                                ----------------

                      CONVERTIBLE PREFERRED STOCK                                  0.63%
          8,000       Bunge, Ltd.*                                                                       921,000
                                                                                                ----------------

                      TOTAL CONVERTIBLE
                        PREFERRED STOCK (COST $902,560)                                                  921,000
                                                                                                ----------------

                      COMMERCIAL PAPER                                             2.75%
      2,000,000       AIG Capital Funding, Inc. 5.25%, 4/2/07                                          1,999,709
      2,000,000       Erasmus Capital Corp. 5.31%, 4/10/07                                             1,997,350
                                                                                                ----------------

                      TOTAL COMMERCIAL PAPER (COST $3,997,059)                                         3,997,059
                                                                                                ----------------

                      DEMAND DEPOSIT                                               6.56%
      9,524,633       UMB Money Market Fiduciary, 3.68%                                                9,524,633
                                                                                                ----------------





                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                        SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2007 (UNAUDITED) (CONTINUED)

   Shares or
   Principal
     Amount                                                                                            Value
-----------------                                                                              -----------------


                      TOTAL DEMAND DEPOSIT (COST $9,524,633)                                     $     9,524,633
                                                                                                ----------------

                      TOTAL INVESTMENTS (COST $159,408,668)                      109.52%             159,141,890

                      Liabilities less Other Assets                              (9.52)%             (13,826,915)
                                                                                                ----------------

                      TOTAL NET ASSETS                                           100.00%            $145,314,975
                                                                                                ================

                      SECURITIES SOLD SHORT
        (6,000)       Beazer Homes USA, Inc.                                                            (174,180)
        (6,500)       Bunge, Ltd.                                                                       (534,430)
       (17,900)       Cadence Design Systems, Inc.*                                                     (376,974)
        (6,300)       Ceradyne, Inc.*                                                                   (344,862)
        (4,600)       Covanta Holding Corp.*                                                            (102,028)
       (34,800)       EMC Corp.*                                                                        (481,980)
       (31,200)       Emdeon Corp.*                                                                     (472,056)
       (55,537)       Enzon Pharmaceuticals, Inc.*                                                      (452,627)
        (9,145)       General Motors Corp.                                                              (280,203)
       (18,000)       Illumina, Inc.*                                                                   (527,400)
        (8,325)       Kyphon, Inc.*                                                                     (375,790)
       (13,600)       Medarex, Inc.*                                                                    (175,984)
          (560)       Medtronic, Inc.                                                                    (27,473)
        (7,760)       National Financial Partners Corp.                                                 (364,022)
       (21,520)       Oil States International, Inc.*                                                   (690,577)
      (122,800)       Qwest Communications International, Inc.*                                       (1,103,972)
       (26,300)       Symantec Corp.*                                                                   (454,990)
        (9,220)       Vornado Realty Trust                                                            (1,100,315)
       (29,200)       Yahoo!, Inc.*                                                                     (913,668)
                                                                                                ----------------
                                                                                                      (8,953,531)
                                                                                                ----------------


    (3,000,000)       U.S. Treasury Note 5.00%, 7/31/08                                               (3,008,907)
    (2,000,000)       U.S. Treasury Note 5.00%, 7/31/11                                               (2,026,408)
                                                                                                ----------------
                                                                                                      (5,035,315)

                      TOTAL SECURITIES SOLD SHORT (PROCEEDS $(13,813,369))                           (13,988,846)
                                                                                                ----------------




                      * Non-income producing security.
                      ^ When-issued security.
                      + Collateral held in escrow to cover short shares.

                      See notes to financial statements.



                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                        SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2007 (UNAUDITED) (CONTINUED)


                                                                                                                 Unrealized
                                                                                                                Appreciation/
SWAP CONTRACTS                                                 Expiration Date          Notional Value         (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Interest rate contract with Citibank, N.A., the Fund                12/1/10               $1,500,000              $ (12,359)
makes a quarterly payment of 4.85% and receives a
quarterly payment equal to the 3 month LIBOR times
the notional amount.

Interest rate contract with Bear Stearns, the Fund                  9/26/16                5,000,000                  6,234
makes a quarterly payment of 5.14% and receives a
quarterly payment equal to the 3 month LIBOR times
the notional amount.

Interest rate contract with Citigroup, the Fund                     2/17/09               10,100,000                 40,845
makes a quarterly payment equal to the 3 month
LIBOR times the notional amount and receives a
quarterly payment of 5.21%.

Interest rate contract with Merrill Lynch, the Fund                 4/23/17               20,600,000               (114,392)
makes a quarterly payment equal to the 3 month
LIBOR times the notional amount and receives a
quarterly payment of 5.10%.

Interest rate contract with Merrill Lynch, the Fund                 4/23/09               37,000,000                  2,921
makes a quarterly payment equal to the 3 month
LIBOR times the notional amount and receives a
quarterly payment of 4.98%.

Interest rate contract with Citigroup, the Fund                     2/16/17                6,000,000                (46,710)
makes a quarterly payment of 5.26% and receives a
quarterly payment equal to the 3 month LIBOR times
the notional amount.

Interest rate contract with Merrill Lynch, the Fund                 4/23/12               52,300,000                 65,910
makes a quarterly payment of 4.96% and receives a
quarterly payment equal to the 3 month LIBOR times
the notional amount.

Credit default contract with Merrill Lynch, the                     6/20/12                  500,000                  2,295
Fund pays 1.14% times the notional amount of
$500,000, divided into four quarterly payments. In
the event of default of any senior unsecured debt of
Centex Corp., the Fund receives the notional amount
and delivers the defaulted security.




                                             LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                      SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2007 (UNAUDITED) (CONTINUED)


                                                                                                                 Unrealized
                                                                                                                Appreciation/
SWAP CONTRACTS                                                 Expiration Date          Notional Value         (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Credit default contract with Goldman Sachs, the                    12/20/11               $5,000,000              $  (8,008)
Fund receives 0.40% times the notional amount of
$5,000,000, divided into four quarterly payments. In
the event of default of any debt security included in
the Dow Jones CDX NA IG Series 7 Index, the Fund
pays the percentage of the Index that the defaulted
security comprises (1) multiplied by the notional
value and (2) multiplied by the ratio of one minus the
ratio of the market value of the defaulted debt security
to its par value.

Credit default contract with Goldman Sachs, the                     6/20/12                  500,000                  2,574
Fund pays 1.40% times the notional amount of
$500,000, divided into four quarterly payments. In
the event of default of any debt security included in
the Dow Jones CDX NA XO Series 8 Index, the Fund
receives the percentage of the Index that the defaulted
security comprises (1) multiplied by the notional
value and (2) multiplied by the ratio of one minus the
ratio of the market value of the defaulted debt security.

Credit default contract with Goldman Sachs, the                     3/20/12                  800,000                (12,947)
Fund pays 1.56% times the notional amount of
$800,000, divided into four quarterly payments. In
the event of default of any senior unsecured debt of
RadioShack Corporation, the Fund receives the
notional amount and delivers the defaulted security.

Credit default contract with Goldman Sachs, the                     6/20/12                  800,000                  2,269
Fund receives 3.60% times the notional amount of
$800,000, divided into four quarterly payments. In
the event of default of any senior unsecured debt of
Standard Pacific Inc., the Fund receives the defaulted
security and delivers the notional amount.

Credit default contract with Goldman Sachs, the                     6/20/12                  800,000                (11,432)
Fund receives 2.05% times the notional amount of
$800,000, divided into four quarterly payments. In
the event of default of any senior unsecured debt of
Saks, Inc., the Fund receives the defaulted security
and delivers the notional amount.




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                        SCHEDULE OF INVESTMENTS
                                                MARCH 31, 2007 (UNAUDITED) (CONTINUED)


                                                                                                                 Unrealized
                                                                                                                Appreciation/
SWAP CONTRACTS                                                 Expiration Date          Notional Value         (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Credit default contract with Markit.com, the                        3/25/49               $5,500,000            $   281,283
Fund pays 0.87% times the notional amount of
$5,500,000, divided into twelve monthly payments. In
the event of default of any debt security included in
the CMBX 2006-2 BBB- Index, the Fund
receives the percentage of the Index that the defaulted
security comprises (1) multiplied by the notional
value and (2) multiplied by the ratio of one minus the
ratio of the market value of the defaulted debt security.

Commercial mortgage index contract with Bank of                     9/10/07               10,500,000               (290,839)
America. The Fund receives a monthly payment of
1.22% times the notional amount. The Fund pays
the change in nominal spread of the Bank of America
CMBS BBB Index multiplied by the modified adjusted
duration of the Bank of America CMBS BBB Index
multiplied by the notional amount.

Commercial mortgage index contract with Bank of                     7/26/07                5,000,000               (138,100)
America. The Fund receives a monthly payment of
0.93% times the notional amount. The Fund pays
the change in nominal spread of the Bank of America
CMBS BBB Index multiplied by the modified adjusted
duration of the Bank of America CMBS BBB Index
multiplied by the notional amount.


See notes to financial statements.




                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                        INVESTMENTS BY SECTOR (UNAUDITED)
                   (AS A PERCENTAGE OF LONG-TERM INVESTMENTS)
                                 MARCH 31, 2007



Asset-Backed Securities                                                   40.9%

Common Stock                                                               0.1%

Convertible Preferred Stock                                                0.6%

Convertible Corporate Bonds Domestic                                      10.9%

Preferred Stock                                                            0.4%

U.S. Government Agencies                                                  47.1%
                                                                         ------
      Total                                                              100.0%
                                                                         ======


                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                      MARCH 31, 2007 (UNAUDITED)

ASSETS:
          Investments at value (cost $159,408,668)                                                $  159,141,890
          Cash                                                                                         5,000,000
          Deposit at broker                                                                            9,268,457
          Receivables:
            Investment securities sold                                                                   582,177
            Capital stock sold                                                                           361,048
            Interest and dividends                                                                       748,872
            Unrealized appreciation on open swap contracts                                               404,331
          Premiums for open swap contracts purchased                                                     187,412
          Prepaid expenses                                                                                18,792
                                                                                                  --------------

          Total assets                                                                               175,712,979
                                                                                                  --------------
LIABILITIES:
          Payables:
            Securities sold short, at value (proceeds $13,813,369)                                    13,988,846
            Securities purchased                                                                      15,473,442
            Capital stock redeemed                                                                        79,129
            Unrealized depreciation on open swap contracts                                               634,787
          Accrued investment advisory fees                                                               159,690
          Accrued expenses                                                                                62,110
                                                                                                  --------------

          Total liabilities                                                                           30,398,004
                                                                                                  --------------

NET ASSETS                                                                                        $  145,314,975
                                                                                                  ==============

NET ASSETS CONSIST OF:
          Paid-in capital                                                                         $  143,920,913
          Undistributed net investment income                                                          1,843,324
          Undistributed net realized gain on investments and swap contracts                              223,448
          Net unrealized depreciation on:
            Investments and open swap contracts                                                         (497,233)
            Short positions                                                                             (175,477)
                                                                                                  --------------

TOTAL NET ASSETS                                                                                  $  145,314,975
                                                                                                  ==============

SHARES OUTSTANDING, NO PAR VALUE                                                                      14,141,193
(Unlimited shares authorized)

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                                                        $        10.28
                                                                                                  ==============
(Net assets divided by shares outstanding)

See notes to financial statements.




                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                        STATEMENT OF OPERATIONS
                                          FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

INVESTMENT INCOME:
          Interest income                                                                        $     3,398,923
    Dividend income                                                                                        4,393
                                                                                                  --------------
    Total Investment Income                                                                            3,403,316
                                                                                                  --------------

EXPENSES:
    Investment advisory fees                                                                             294,872
    Administration and fund accounting fees                                                               64,336
    Legal fees                                                                                            29,241
    Custody fees                                                                                          27,518
    Federal and state registration fees                                                                   14,152
    Audit and tax fees                                                                                    13,289
    Transfer agent fees and expenses                                                                      12,158
    Trustees' fees                                                                                         4,059
    Reports to shareholders                                                                                3,362
    Miscellaneous                                                                                         13,884
                                                                                                  --------------
    Total Expenses                                                                                       476,871
                                                                                                  --------------

NET INVESTMENT INCOME                                                                                  2,926,445
                                                                                                  --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain (loss) on transactions from:
      Investments                                                                                        143,822
      Swap contracts                                                                                    (187,936)
      Securities sold short                                                                              267,562

    Change in net unrealized depreciation on:
      Investments                                                                                       (526,776)
      Swap contracts                                                                                    (310,338)
      Short positions                                                                                   (145,985)
                                                                                                  --------------

Net Loss on Investments                                                                                 (759,651)
                                                                                                  --------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                                         $    2,166,794
                                                                                                  ==============

See notes to financial statements.



                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                  STATEMENT OF CHANGES IN NET ASSETS


                                                                    OCTOBER 1, 2006 TO        NOVEMBER 8, 2005*
                                                                      MARCH 31, 2007                 TO
                                                                        (UNAUDITED)          SEPTEMBER 30, 2006
                                                                    -------------------------------------------
OPERATIONS:
  Net investment income                                            $      2,926,445           $      1,855,256
  Net realized gain on investments and swap contracts                       223,448                    281,704
  Change in net unrealized appreciation/(depreciation)
    on investments, swap contracts, and securities sold short              (983,099)                   310,389
                                                                   ----------------           ----------------
  Net increase in net assets resulting from operations                    2,166,794                  2,447,349
                                                                   ----------------           ----------------

DISTRIBUTIONS:
  Net investment income                                                  (3,053,419)                  (173,553)
                                                                   ----------------           ----------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                              61,771,011                106,827,229
  Reinvested distributions                                                3,053,419                         --
  Cost of shares redeemed                                               (12,226,457)               (15,497,398)
                                                                   ----------------           ----------------
  Net increase from capital transactions                                 52,597,973                 91,329,831
                                                                   ----------------           ----------------

TOTAL INCREASE IN NET ASSETS                                             51,711,348                 93,603,627

NET ASSETS:
  Beginning of period                                                    93,603,627                          --
                                                                   ----------------           ----------------

  End of period                                                    $    145,314,975           $     93,603,627
                                                                   ================           ================


CAPITAL SHARE TRANSACTIONS IN SHARES:
  Shares sold                                                             6,002,907                 10,548,644
  Reinvested distributions                                                  301,126                         --
  Shares redeemed                                                        (1,187,990)                (1,523,494)
                                                                   ----------------           ----------------
  Net increase                                                            5,116,043                  9,025,150
                                                                   ================           ================



*Inception.

See notes to financial statements.


                                              LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                                          ACTIVE INCOME FUND

                                                         FINANCIAL HIGHLIGHTS

                                                     FOR A FUND SHARE OUTSTANDING
                                                        THROUGHOUT THE PERIOD.



                                                                      OCTOBER 1, 2006 TO        NOVEMBER 8, 2005*
                                                                        MARCH 31, 2007                 TO
                                                                          (UNAUDITED)          SEPTEMBER 30, 2006
                                                                    -------------------------------------------

Net asset value, beginning of period                             $            10.37           $          10.00

Income from investment operations:
    Net investment income                                                      0.44                       0.23
    Net realized and unrealized gain (loss)
      on investments, swap contracts, and
      securities sold short                                                   (0.22)                      0.18
                                                                 ------------------           ----------------
        Total from investment operations                                       0.22                       0.41
                                                                 ------------------           ----------------

Less distributions to shareholders from:
    Net investment income                                                     (0.31)                     (0.04)
                                                                 ------------------           ----------------

    Net asset value, end of period                               $            10.28           $          10.37
                                                                 ==================           ================

Total return                                                                  2.18%(1)                   4.16%(1)

Supplemental data and ratios:
    Net assets, end of period (in 000s)                          $          145,315           $         93,604
    Ratio of total expenses to average
      net assets less waivers                                                 0.91%(2)                   0.95%(2)
    Ratio of total expenses to average
      net assets before waivers                                               0.91%(2)                   0.98%(2)
    Ratio of net investment income to
      average net assets, net of waivers                                      5.58%(2)                   3.48%(2)
    Ratio of net investment income to
      average net assets, before waivers                                      5.58%(2)                   3.45%(2)
    Portfolio turnover rate                                                    279%(1)                    363%(1)



* Inception.
(1) Not annualized.
(2) Annualized.

See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2007 (UNAUDITED)

     1.   ORGANIZATION

          Lotsoff Capital Management Investment Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and the Active Income Fund (collectively, the "Funds"). The Active Income Fund commenced operations on November 8, 2005.

     2.   SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

          (a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

          (b) Swap Contracts - The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Active Income Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default swaps in which the Active Income Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor.

               Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily based on an independent pricing service and changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2007 (UNAUDITED) (CONTINUED)


               underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

               As of March 31, 2007, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

          (c) Federal Income Taxes - The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          (d) Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales and post-October capital losses. The Active Income Fund has elected treatment as a trader in securities and marks to market its portfolio securities held at the end of each taxable year for income tax reporting purposes. Consequently, any realized and unrealized gain or loss on the Active Income Fund's portfolio of securities will be recognized as ordinary income or loss for income tax reporting purposes.

          (e) Other - The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

          (f) New Accounting Pronouncements - In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Funds would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the Funds' financial statements has not yet been determined.

               In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (the "Statement"). The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of the Statement, and the impact of the Statement on the Funds' financial statements has not yet been determined.

                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2007 (UNAUDITED) (CONTINUED)

     3.   RELATED PARTY TRANSACTIONS

          The Trust has an agreement with Lotsoff Capital Management (the "Adviser"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Funds.
          Under the terms of this agreement, the Micro Cap Fund and the Active Income Fund will pay the Adviser a monthly fee based on each Fund's average daily net assets at the annual rate of 0.95% and 0.55%, respectively.

          Under the  investment  advisory  agreement,  if the  aggregate  annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Micro Cap Fund's and 1.00% of the Active Income Fund's average daily net assets, the Adviser will reimburse each Fund for the amount of such excess. The Adviser made no reimbursements to the Funds during the period ended March 31, 2007.

          The Trust has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services.

     4.   INVESTMENT TRANSACTIONS

          Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Funds for the period ended March 31, 2007, were as follows:

                            Micro Cap Fund                    Active Income Fund
          ----------------------------------------------------------------------
          Purchases         $        194,567,405       $       117,032,469
          Sales             $         67,040,063       $        58,403,372

          The aggregate purchase and sales of U.S. government obligations, for the Funds for the period ended March 31, 2007, were as follows:

                            Micro Cap Fund                    Active Income Fund
          ----------------------------------------------------------------------
          Purchases         $                 --       $       178,572,206
          Sales             $                 --       $       178,484,559

     5.   FEDERAL INCOME TAX INFORMATION

          At March 31, 2007, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

                                                               Micro Cap Fund    Active Income Fund
                                                            -----------------------------------------
          Cost of Investments                                 $266,935,174              $159,141,890
                                                            =========================================
          Gross Unrealized Appreciation                        $26,631,611                        $--
          Gross Unrealized Depreciation                        (18,578,333)                        --
                                                            -----------------------------------------

          Net Unrealized Appreciation/(Depreciation)
            on Investments                                      $8,053,278                        $--
                                                            =========================================

          The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2007 (UNAUDITED) (CONTINUED)

          The tax character of distributions paid during the fiscal year ended September 30, 2006 was as follows:


          Micro Cap Fund
          Distributions paid from:                  2006                2005
                                             -----------------------------------
          Ordinary Income                        $1,618,852          $1,358,663
          Net Long-Term Capital Gains             2,991,539                  --
                                             -----------------------------------
          Total Taxable Distributions             4,610,391           1,358,663
                                             -----------------------------------

          Total Distributions Paid               $4,610,391          $1,358,663
                                             ===================================


          Active Income Fund
          Distributions paid from:                  2006
                                             ------------------

          Ordinary Income                          $173,553
          Net Long-Term Capital Gains                    --
                                             ------------------
          Total Taxable Distributions               173,553
                                             ------------------
          Total Distributions Paid                 $173,553
                                             ===================


          As of September 30, 2006, the components of accumulated earnings (deficit) were as follows:

                                                                Micro Cap Fund         Active Income Fund

          Undistributed Ordinary Income                           $2,218,849               $2,288,004
          Undistributed Long-Term Capital Gains                    7,173,183                       --
                                                             ----------------------------------------------
          Accumulated Earnings                                     9,392,032                2,288,004
          Accumulated Capital and Other Losses                            --                       --
          Unrealized Appreciation/Depreciation                      (220,805)                      --
                                                             ----------------------------------------------
          Total Accumulated Earnings                              $9,171,227               $2,288,004
                                                             ==============================================

     6.   OTHER

          As of March 31, 2007, the Micro Cap Fund and the Active Income Fund have a shareholder that holds 99.8% and 100%, respectively, of the outstanding shares of the Funds. A significant redemption by this shareholder could affect each Fund's liquidity and the future viability of each Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients. The Funds are offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Funds at any time.

     7.   SUBSEQUENT EVENT

          As discussed in the prospectus  supplement dated May 10, 2007,  Robert
          J. Willemse CFA, Senior Portfolio Manager, K.C. Nelson, Portfolio Manager, and Stephen D. Kroah CFA, Managing Director and Senior Portfolio Manager, are the co-portfolio managers for the Active Income Fund. As such, they are primarily responsible (on an equal basis) for the day-to-day management of the portfolio of the Active Income Fund. Also on the team are: Sean Powers, Managing Director and Senior Portfolio Manager, and Bruce D. Liegel CFA, Senior Portfolio Manager. All of the portfolio managers report to David A. Hershey CFA, Managing Director and Chief Investment Officer.

                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                                 EXPENSE EXAMPLE
                 FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)


As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007 (the "period").

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 EXPENSE EXAMPLE
           FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED) (CONTINUED)

EXPENSES PAID DURING THE PERIOD

-----------------------------------------------------------------------------------------------------------------------
MICRO CAP FUND                              Beginning                   Ending             Expenses paid during
                                          account value              account value           the period ended
                                          October 1, 2006           March 31, 2007           March 31, 2007(1)
-----------------------------------------------------------------------------------------------------------------------

Actual Example                               $1,000.00                 $1,105.70                    $6.46

Hypothetical Example,
assuming a 5% return
before expenses                               1,000.00                  1,018.87                     6.19

(1) Expenses are equal to the Fund's annualized expense ratio of 1.23% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

-----------------------------------------------------------------------------------------------------------------------
ACTIVE INCOME FUND                          Beginning                   Ending             Expenses paid during
                                          account value              account value           the period ended
                                          October 1, 2006           March 31, 2007           March 31, 2007(1)
-----------------------------------------------------------------------------------------------------------------------

Actual Example                               $1,000.00                 $1,021.80                    $4.58

Hypothetical Example,
assuming a 5% return
before expenses                               1,000.00                  1,020.47                     4.58


(1) Expenses are equal to the Fund's annualized expense ratio of 0.91% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                          OTHER INFORMATION (UNAUDITED)

PROXY VOTING
The Lotsoff Capital Management Micro Cap Fund's proxy voting guidelines and a record of the Micro Cap Fund's proxy votes for the year ended June 30, 2006 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

QUARTERLY HOLDINGS
The Lotsoff Capital Management Micro Cap and Active Income Funds will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


























                   UMB DISTRIBUTION SERVICES, LLC, DISTRIBUTOR
                                  P.O. Box 1811
                            Milwaukee, WI 53201-1811
                                  877.568.7633

                   UMB DISTRIBUTION SERVICES, LLC, DISTRIBUTOR
                                  P.O. Box 1811
                            Milwaukee, WI 53201-1811
                                  877.568.7633

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(a)(3) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Equity Trust


By:      /s/ Seymour N. Lotsoff
    --------------------------------
         Seymour N. Lotsoff
         President

Date:    June 5, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Seymour N. Lotsoff
    --------------------------------
         Seymour N. Lotsoff
         President

Date:    June 5, 2007


By:      /s/ Margaret M. Baer
    --------------------------------
         Margaret M. Baer
         Secretary and Treasurer

Date:    June 5, 2007